23. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of taxes, income tax and social contribution tax [abstract]
Schedule of taxes and amounts to be restituted to customers

	2019	2018
Current
ICMS	112	168
COFINS	135	146
PASEP	29	32
INSS	25	23
Others (1)	58	41
	359	410
Non-current
COFINS	1	25
PASEP	-	4
	1	29
	360	439
Amounts to be refunded to customers
Non-current
PASEP/COFINS	4,193	1,124
	4,193	1,124

(1)	This includes the withholding income tax on Interest on equity paid in January 2020, in accordance with the tax legislation.